Other Receivables (Details Textual) - Moleculin, LLC [Member] - USD ($)	1 Months Ended	12 Months Ended
	Dec. 19, 2011	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Payments to Acquire Other Receivables	$ 200,000	$ 32,300
Other Receivables			$ 0	$ 232,300